Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 225,308	$ 281,370	$ 223,845
COST OF SALES	118,698	149,650	115,806
GROSS PROFIT	106,610	131,720	108,039
OPERATING EXPENSES
Research and development	46,460	50,975	40,501
Sales and marketing	13,597	15,919	14,537
General and administrative	11,250	12,156	11,323
Amortization of intangible assets	0	0	694
Total operating expenses	71,307	79,050	67,055
OPERATING INCOME	35,303	52,670	40,984
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	122	2	10
Unrealized holding loss on short-term investment	0	(118)	0
Dividend income	0	17	0
Interest income	1,845	1,433	597
Foreign exchange gain (loss), net	(25)	390	5,683
Interest expense	(110)	(61)	(75)
Other income, net	13	1	17
Total non-operating income	1,845	1,664	6,232
INCOME BEFORE INCOME TAX	37,148	54,334	47,216
INCOME TAX EXPENSE	9,772	7,116	5,747
NET INCOME	$ 27,376	$ 47,218	$ 41,469
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.21	$ 0.37	$ 0.34
Diluted	$ 0.20	$ 0.35	$ 0.32
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	132,259	129,259	123,082
Diluted (Thousands)	134,567	134,504	129,370
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 0.83	$ 1.46	$ 1.35
Diluted	$ 0.81	$ 1.40	$ 1.28
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,065	32,315	30,771
Diluted (Thousands)	33,642	33,626	32,343